OTHER RECEIVABLE AND CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

	As of September 30,		As of December 31,
	2016	2015	2015
	Unaudited
Government institutions	$15,628	$13,009	$9,820
Prepaid expenses	32,653	19,212	25,383
Shareholders	3,394	14,480	14,558
Grants receivable from chief scientist	—	56,538	—

	$51,675	$103,239	$49,761

	As of December 31,
	2015	2014
Government institutions	$9,820	$13,348
Prepaid expenses	25,383	33,334
Shareholders	14,558	2,342
Grants receivable from chief scientist	—	65,187

	$49,761	$114,211